Consolidated Statement of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Stockholders' Equity [Abstract]
Dividends ($ per share)	$ 0.9	$ 0.66	$ 0.66
Common stock, par value (in dollars per share)	$ 0.1	$ 0.10